Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	€ 783.7	€ 775.1
Cost of sales	(572.8)	(550.9)
Gross profit	210.9	224.2
Other operating expenses	(115.4)	(114.5)
Exceptional items	(23.5)	(30.1)
Operating profit	72.0	79.6
Finance income	5.9	1.1
Finance costs	(36.0)	(30.1)
Net financing costs	(30.1)	(29.0)
Profit before tax	41.9	50.6
Taxation	(7.4)	(9.4)
Profit for the period	€ 34.5	€ 41.2
Basic earnings per share	€ 0.21	€ 0.24
Equity owners of the parent	€ 34.5	€ 41.2
Earnings per share
Diluted earnings per share	€ 0.21	€ 0.24